INVESTMENT PROPERTIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Investment properties
Investment properties at beginning of period		¥ 1,332,370	¥ 1,255,775
Transfer from property, plant and equipment and land use rights (note 6) (note 8)		11,039	164,046
Disposals		(143,401)	(73,346)
Transfer to property, plant and equipment (note 6)		(21,773)
Depreciation		(22,229)	(14,105)	¥ (1,426)
Investment properties at end of period	$ 168,134	1,156,006	1,332,370	1,255,775
Gross
Investment properties
Investment properties at beginning of period		1,370,477
Investment properties at end of period		1,190,641	1,370,477
Accumulated amortization and impairment
Investment properties
Investment properties at beginning of period		(38,107)
Investment properties at end of period		(34,635)	(38,107)
Buildings
Investment properties
Investment properties at beginning of period		254,061	99,655
Transfer from property, plant and equipment and land use rights (note 6) (note 8)		11,039	157,150
Transfer to property, plant and equipment (note 6)		(21,773)
Depreciation		(7,353)	(2,744)
Investment properties at end of period		235,974	254,061	99,655
Buildings | At fair values
Investment properties
Investment properties at beginning of period		1,208,000
Investment properties at end of period		781,000	1,208,000
Buildings | Gross
Investment properties
Investment properties at beginning of period		263,066
Investment properties at end of period		251,626	263,066
Buildings | Accumulated amortization and impairment
Investment properties
Investment properties at beginning of period		(9,005)
Investment properties at end of period		(15,652)	(9,005)
Ownership certificates of investment properties
Investment properties
Investment properties at beginning of period		147,000
Investment properties at end of period		¥ 68,000	¥ 147,000
Percentage of investment properties to total asset	0.03%	0.03%	0.07%
Land use right
Investment properties
Investment properties at beginning of period		¥ 1,078,309	¥ 1,156,120
Transfer from property, plant and equipment and land use rights (note 6) (note 8)			6,896
Disposals		(143,401)	(73,346)
Depreciation		(14,876)	(11,361)
Investment properties at end of period		920,032	1,078,309	¥ 1,156,120
Land use right | At fair values
Investment properties
Investment properties at beginning of period		1,182,000
Investment properties at end of period		1,287,000	1,182,000
Land use right | Gross
Investment properties
Investment properties at beginning of period		1,107,411
Investment properties at end of period		939,015	1,107,411
Land use right | Accumulated amortization and impairment
Investment properties
Investment properties at beginning of period		(29,102)
Investment properties at end of period		¥ (18,983)	¥ (29,102)